KEY MANAGEMENT PERSONNEL COMPENSATION (Tables)	12 Months Ended
Jun. 30, 2025
KEY MANAGEMENT PERSONNEL COMPENSATION
Schedule of compensation of directors and other members of key management personnel

	06/30/2025	06/30/2024	06/30/2023
Salaries, social security and other benefits	2,175,627	2,092,122	1,587,773
Share-based incentives	480,450	8,117,254	3,415,108
Total	2,656,077	10,209,376	5,002,881